Risks arising from Financial instruments - Schedule of Commodity Derivatives Outstanding (Detail) - Commodity price risk [member] - Commodity derivatives [member] - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 2,943	$ 2,754
Aluminum swap [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	1,670	1,412
Exchange traded sugar futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	62	87
Natural gas and energy derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	313	211
Corn swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	196	223
Exchange traded wheat futures [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	424	509
Rice swaps [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	194	221
Plastic derivatives [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Commodity derivatives outstanding	$ 84	$ 91